Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2050 Portfolio℠
March 31, 2026
VF-2050-NPRT1-0526
1.903288.116
Bond Funds - 5.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	141,919	1,298,560
Fidelity Long-Term Treasury Bond Index Fund (a)	1,182,857	10,882,285
TOTAL BOND FUNDS (Cost $12,587,357)		12,180,845

Domestic Equity Funds - 52.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	351,528	19,717,193
VIP Equity-Income Portfolio - Initial Class (a)	520,309	15,676,908
VIP Growth & Income Portfolio - Initial Class (a)	662,250	21,708,567
VIP Growth Portfolio - Initial Class (a)	355,291	32,853,749
VIP Mid Cap Portfolio - Initial Class (a)	128,557	5,022,705
VIP Value Portfolio - Initial Class (a)	557,347	11,057,770
VIP Value Strategies Portfolio - Initial Class (a)	324,634	5,496,052
TOTAL DOMESTIC EQUITY FUNDS (Cost $92,971,368)		111,532,944

International Equity Funds - 41.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,750,710	28,449,040
VIP Overseas Portfolio - Initial Class (a)	2,287,501	60,321,404
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $75,552,321)		88,770,444

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $181,111,046)	212,484,233
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25,891)
NET ASSETS - 100.0%	212,458,342

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	1,329,574	148,532	183,370	-	(2,692)	6,516	1,298,560	141,919
Fidelity International Bond Index Fund	63,271	-	63,478	-	230	(23)	-	-
Fidelity Long-Term Treasury Bond Index Fund	14,343,363	910,739	4,293,425	124,963	(464,208)	385,816	10,882,285	1,182,857
VIP Contrafund Portfolio - Initial Class	19,303,249	2,656,713	928,799	210,972	(31,618)	(1,282,352)	19,717,193	351,528
VIP Emerging Markets Portfolio - Initial Class	26,339,015	3,496,577	2,005,073	449,766	218,478	400,043	28,449,040	1,750,710
VIP Equity-Income Portfolio - Initial Class	15,649,288	1,644,694	1,986,418	136,697	24,397	344,947	15,676,908	520,309
VIP Government Money Market Portfolio - Initial Class	742,517	10,595	753,112	2,121	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	21,486,137	2,617,448	1,995,776	259,315	(16,962)	(382,280)	21,708,567	662,250
VIP Growth Portfolio - Initial Class	32,021,999	4,217,622	1,540,315	-	(82,325)	(1,763,232)	32,853,749	355,291
VIP Investment Grade Bond II Portfolio - Initial Class	-	42,516	42,072	-	(444)	-	-	-
VIP Mid Cap Portfolio - Initial Class	4,911,274	420,697	515,374	36,534	3,092	203,016	5,022,705	128,557
VIP Overseas Portfolio - Initial Class	57,641,397	8,724,670	3,456,373	871,214	(48,215)	(2,540,075)	60,321,404	2,287,501
VIP Value Portfolio - Initial Class	10,930,730	964,720	1,154,338	121,071	7,161	309,497	11,057,770	557,347
VIP Value Strategies Portfolio - Initial Class	5,415,117	353,927	617,662	-	24,027	320,643	5,496,052	324,634
	210,176,931	26,209,450	19,535,585	2,212,653	(369,079)	(3,997,484)	212,484,233

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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